ACCOUNTS RECEIVABLES, NET (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLES, NET
Accounts receivable		¥ 118,517,235	¥ 54,652,991
Allowance for doubtful accounts		(3,288,535)	(228,146)	¥ (1,956,245)	¥ (47,846)
Accounts receivable, net	$ 16,551,567	¥ 115,228,700	¥ 54,424,845